Employee Benefit Plans (Benefit Cost Components) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Service Cost	$ 51,000,000	$ 49,000,000
Defined Benefit Plan, Interest Cost	95,000,000	99,000,000
Defined Benefit Plan, Expected Return on Plan Assets	138,000,000	129,000,000
Defined Benefit Plan, Amortization of Gains (Losses)	(33,000,000)	(38,000,000)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	(1,000,000)	0
Current year amortization of regulatory asset liabilities	26,000,000	17,000,000
Settlement, curtailment	4,000,000	(1,000,000)
Net Periodic Benefit Cost, Total	70,000,000	73,000,000
Non-pension Benefit Plans [Member
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Service Cost	6,000,000	5,000,000
Defined Benefit Plan, Interest Cost	13,000,000	14,000,000
Defined Benefit Plan, Expected Return on Plan Assets	2,000,000	3,000,000
Defined Benefit Plan, Amortization of Gains (Losses)	1,000,000	(2,000,000)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	0	(8,000,000)
Current year amortization of regulatory asset liabilities	(2,000,000)	(1,000,000)
Settlement, curtailment	0	0
Net Periodic Benefit Cost, Total	$ 14,000,000	$ 9,000,000